MERGER (Details) (USD $)	4 Months Ended	12 Months Ended		5 Months Ended	9 Months Ended	12 Months Ended	0 Months Ended			0 Months Ended		4 Months Ended	12 Months Ended		0 Months Ended		9 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Aug. 30, 2012	Aug. 30, 2012 Predecessor	Dec. 29, 2011 Predecessor	Mar. 29, 2012 Predecessor	Feb. 13, 2007 NCM NCM Inc. Predecessor	Dec. 31, 2013 9.75% Senior Subordinated Notes due 2020	Dec. 31, 2013 8.75% Senior Notes due 2019	Apr. 03, 2013 AMC Entertainment, Inc. Merger Subsidiary	Aug. 30, 2012 AMC Entertainment, Inc. Merger Subsidiary	Dec. 31, 2012 AMC Entertainment, Inc. Merger Subsidiary	Dec. 31, 2013 AMC Entertainment, Inc. Merger Subsidiary item	Apr. 15, 2013 AMC Entertainment, Inc. Merger Subsidiary	Aug. 30, 2012 AMC Entertainment, Inc. Merger Subsidiary Class A common stock	Aug. 30, 2012 AMC Entertainment, Inc. Merger Subsidiary Class N common stock	Dec. 31, 2012 AMC Entertainment, Inc. Merger Subsidiary Predecessor	Dec. 31, 2013 AMC Entertainment, Inc. Merger Subsidiary Adjustment to initial allocation	Dec. 31, 2013 AMC Entertainment, Inc. Merger Subsidiary Lease intangible asset	Dec. 31, 2013 AMC Entertainment, Inc. Merger Subsidiary Customer relationship asset	Dec. 31, 2013 AMC Entertainment, Inc. Merger Subsidiary Non-compete agreements
Merger
Cash invested by Wanda				$ 700,000,000							$ 700,000,000
Cash invested by members of management				1,811,000							1,811,000
Shares issued for acquisition															66,252,109	173,147
Percentage of management reinvestment											50.00%
Differential in per share price paid in Merger (as a percent)											1.00%
Amount of consideration deposited into indemnity escrow fund											35,000,000
Amount of consideration deposited into an account designated by the stockholder representative											2,000,000
Release of amount deposited in indemnity escrow fund										35,000,000
Indemnity claims										0
Release of amount deposited into an account designated by the stockholder representative										2,000,000
Amount released back to the selling stockholders, including members of management														1,974,000
Goodwill	2,251,296,000	2,291,943,000	2,172,272,000								2,204,223,000							32,000,000
Allocation adjustments
Cash											101,641,000
Receivables, net											29,775,000
Other current assets											34,840,000
Property, net											1,034,597,000							(28,000,000)
Intangible assets, net											246,507,000								0	0	0
Goodwill	2,251,296,000	2,291,943,000	2,172,272,000								2,204,223,000							32,000,000
Other long-term assets											339,013,000							(4,000,000)
Accounts payable											(134,186,000)
Accrued expenses and other liabilities											(138,535,000)
Credit card, package tickets, and loyalty program liability											(117,841,000)
Corporate borrowings											(2,086,926,000)
Capital and financing lease obligations											(60,922,000)
Exhibitor services agreement											(322,620,000)
Other long-term liabilities											(427,755,000)
Total Merger consideration				701,811,000							701,811,000
Transaction value
Corporate borrowings											2,086,926,000
Capital and financing lease obligations											60,922,000
Less: cash											(101,641,000)
Total transaction value											2,748,018,000
Intangible assets, net											246,507,000								0	0	0
Owned real estate													0
Number of scenarios to determine value of intangible asset													2
Reduction in deferred revenues for packaged tickets																		(24,859,000)
Reduction in deferred revenues for gift cards																		(7,441,000)
Expiration period of AMC Stubs vested rewards, if unused													90 days
Interest rate of debt instrument (as a percent)								9.75%	8.75%
Consideration received for modifying the ESA							231,308,000
Adjustments to reset deferred rent related to escalations of minimum rentals													0
Merger, acquisition and transaction costs	$ 3,366,000	$ 2,883,000		$ 172,000	$ 1,179,000	$ 2,622,000						$ 2,500,000	$ 957,000				$ 3,538,000